Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 5,105,063	$ 4,372,081
Stock based compensation	609,587	323,572
Others	335,882	181,700
Total deferred tax assets before valuation allowance	6,050,532	4,877,353
Valuation allowance	(5,837,312)	(4,771,500)
Total deferred tax assets after valuation allowance	213,220	105,853
Property, equipment and intangibles	(213,220)	(105,853)
Total deferred tax liabilities	(213,220)	(105,853)
Net deferred tax assets and liabilities